Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Apr. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Not applicable